UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
November 5, 2008

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	22059
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      167     2900 SH       SOLE                     2900
AETNA                          COM              00817Y108      153     4250 SH       SOLE                     4250
BANK OF AMERICA                COM              060505104      247     7061 SH       SOLE                     7061
BAXTER INTL                    COM              071813109      246     3750 SH       SOLE                     3750
BECTON DICKINSON               COM              075887109      421     5245 SH       SOLE                     5245
CATERPILLAR INC                COM              149123101       97     1635 SH       SOLE                     1635
CHEVRON CORP                   COM              166764100       95     1150 SH       SOLE                     1150
CISCO SYSTEMS                  COM              17275R102      333    14780 SH       SOLE                    14780
CONSOLIDATED EDISON            COM              209115104      183     4250 SH       SOLE                     4250
COSTCO                         COM              22160K105      508     7825 SH       SOLE                     7825
DEERE & CO                     COM              244199105       83     1685 SH       SOLE                     1685
DISNEY WALT CO                 COM              254687106      121     3950 SH       SOLE                     3950
DUKE ENERGY                    COM              26441C105      235    13475 SH       SOLE                    13475
EXXON MOBIL                    COM              30231G102      809    10423 SH       SOLE                    10423
FDX CORP                       COM              31428X106      277     3510 SH       SOLE                     3510
GENERAL ELECTRIC               COM              369604103      329    12888 SH       SOLE                    12888
INT'L BUS MACH                 COM              459200101       75      642 SH       SOLE                      642
JOHNSON & JOHNSON              COM              478160104      572     8250 SH       SOLE                     8250
JP MORGAN CHASE                COM              46625H100       25      525 SH       SOLE                      525
L-3 COMM                       COM              502424104      389     3960 SH       SOLE                     3960
MARATHON OIL                   COM              565849106      128     3200 SH       SOLE                     3200
METLIFE                        COM              59156R108      239     4275 SH       SOLE                     4275
MICRON TECH                    COM              595112103        4      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      455    17040 SH       SOLE                    17040
PEPSICO INC                    COM              713448108      490     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      256     3668 SH       SOLE                     3668
TITLE ONE CORP                 COM                             360    36000 SH       SOLE                    36000
US BANCORP                     COM              902973106    11439   317580 SH       SOLE                   317580
WELLS FARGO                    COM              949746101      518    13800 SH       SOLE                    13800
BARCLAYS BK 6.625% PERP                         06739F390       10      700 SH       SOLE                      700
BB&T CAP TST 8.95% 9/15/13                      05530j205       21      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       44     1750 SH       SOLE                     1750
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       12     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713       77     7700 SH       SOLE                     7700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        4      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1168 28024.380SH       SOLE                28024.380
LAUDUS INT'L MRKTMASTERS INST                   808509640     1218 79578.976SH       SOLE                79578.976
LAUDUS INT'L MRKTMASTERS INV                    808509889       11  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       81 2882.762 SH       SOLE                 2882.762
ISHARES COMEX GOLD TRUST                        464285105      146 1710.000 SH       SOLE                 1710.000
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       13  150.000 SH       SOLE                  150.000